Employee Benefit Plan, Comprehensive Text Block (Policies) - EBP 401	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
EBP, Master Trust

4	Investment in the Master Trust
The Plan’s investments are held in the Master Trust which was established for the investment of assets of the Plan and several other retirement plans sponsored by the Company. The assets of the Master Trust are held by Fidelity. Each participating retirement plan has an identifiable interest in the Master Trust; however, investment options for participants may vary by plan. Fidelity maintains separate accounting of all contributions, benefit payments and expenses and allocates income (loss) earned and received by the Master Trust on the basis of the adjusted value of each plan at each measurement date.
EBP, Description of Plan [Line Items]
EBP, Plan Termination

7	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to modify or discontinue its contributions at any time and to terminate the Plan subject to the provisions of the Plan, ERISA and applicable collective bargaining agreements. In the event of Plan termination, all affected participants would become 100% vested in any unvested Company contributions in accordance with applicable law.